UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church St., Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Prospector Partners Asset Management, LLC, 370 Church St., Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  December 31, 2012

Item 1. Report to Stockholders.

Prospector Capital Appreciation Fund
Prospector Opportunity Fund

Annual Report

www.prospectorfunds.com	December 31, 2012

PROSPECTOR FUNDS, INC.

January 31, 2013

Dear Shareholders of the Prospector Capital Appreciation Fund and Prospector Opportunity Fund,

The global economy slowed in 2012.  Europe slipped into recession and China decelerated as policymakers chose to temper inflation.  The US chugged along fairly well, receiving a boost from the housing sector which rebounded after 4 years in the doldrums.  Central bankers in the US, Europe, and Japan continue to support financial asset prices through unprecedented liquidity creation policies.  These central bank policies have comforted the financial markets and largely removed concern about macro “tail” risks.  Financial asset performance was terrific in 2012, largely driven by this unsustainable central bank-provided liquidity.  The US equity markets were particularly strong as the unmanaged S&P 500 index rose 16.0% in 2012.  “Risk on” sectors such as consumer discretionary, money center banks, as well as several large technology stocks (including Apple Inc.), drove the market averages higher.  Not surprisingly given our preference for low risk, low volatility investing, we trailed the market in 2012.  Fixed income markets were strong as well, out earning their coupons across the board.  Spread products such as high yield, corporate investment grade, and commercial mortgages outperformed.  Despite the fact that the Federal Reserve balance sheet has ballooned since the financial crisis of 2008, Treasury Bonds continued to rally across the curve in 2012.

We have witnessed Europe’s leaders bungle the euro crisis for the past two years, each time choosing a short-term band-aid solution to one deadline or another while never addressing the problem with a long-term strategy.  So now that US politicians finally have a chance to show the Europeans how to properly deal with long-term imbalances of a ballooning federal balance sheet and operating deficit, we resort to the same inadequate political maneuvering.  We only focus on a solution that takes us to the next looming deadline, rather than take on the real issue at hand, which is that our revenues are several GDP percentage points BELOW equilibrium, while our spending rate is several GDP percentage points ABOVE equilibrium levels.  This is different than Europe’s problem of rolling debt refinancings of member states.  The midnight deal between Joe Biden and Mitch McConnell averts the draconian combination of tax increases and automatic spending cuts which was estimated at 5% of GDP (read: immediate recession).  The bad news is the automatic cuts have only been temporarily postponed, and we are only weeks away from hitting the debt ceiling once again.  Hence, we have set more draconian deadlines in the coming weeks.  The real issue of the growing gap between tax revenues and unsustainable entitlement spending promises (think healthcare and pensions) is ignored by this midnight deal.

The worst offense is that our leaders will not engage in an honest debate over the real issue.  Instead our politicians attack each other’s calculations and pretend that a solution could possibly involve:

1.	No cuts for Social Security or Medicare (Democrats).
2.	No tax increases and unspecified spending cuts (Republicans).

We are lucky in the US that we don’t face an imminent debt crisis like Europe, but the preconditions are in place and getting worse.  At least the markets are forcing the Europeans to address retirement ages and pension obligations to a certain extent now.  Maybe their brand of bungling is superior to ours?

PROSPECTOR FUNDS, INC.

Prospector Capital Appreciation Fund Highlights

Our approach to portfolio positioning and trading emphasizes “gradualism.” Annualized turnover remains about 15%, with over three quarters of our holdings having purchase or sale activity during the last six months.  Murphy Oil and ConocoPhillips were our biggest purchases, funded largely by sales of two highly successful past oil investments, Nexen and Marathon.  Our long held Marathon position has been eliminated now that other investors have recognized the value of its corporate restructuring.

We continued purchasing shares of consumer staples companies, including Energizer Holdings, and Hillshire Brands, believing them to be cheap and advantageously positioned for a period of sluggish worldwide growth.  We prefer investing in established brands, as they tend to be powerful, long lasting and valuable.  When we suffer a scrape, don’t we all reach for a Johnson & Johnson “Band-Aid,” rather than an “adhesive bandage”?  Additionally, the value inherent in these brands, and the consistent cash flows they generate, often make for attractive acquisition metrics, particularly in low interest rate environments.  While we don’t own America’s oldest brand (Kraft’s Baker’s Chocolate, 1780), we do own some American classics - Jim Beam (1795), Campbell’s Soup (1869), and Tootsie Roll (1896) to name a few.

While the dramatic slowdown in mergers and acquisition (M&A) activity has been a headwind (our focus on private-market value often depends on M&A as a catalyst to realize value), we did benefit from the announced acquisition of two of our holdings.  On July 23, Nexen agreed to be purchased by CNOOC, the Chinese national oil company, for $27.50 in cash, a 60% premium to the prior day’s closing price.  Also in July, it was announced that GenOn Energy was being acquired at a significant premium.  Nexen and GenOn led the top performance contributors in the second half of 2012.

Prospector Opportunity Fund Highlights

The Opportunity Fund’s top performance contributors in the second half of 2012 included energy stocks which rebounded, awakening from a long slumber.  These shares had languished over the past couple of years as the oil price trended lower.  Aggressive capital management, corporate actions, and consistent cash flow generation helped to reverse the trend for large portfolio holdings in Nexen, Hess Oil, and Murphy Oil.  Significant additions to our Hess Oil and Murphy Oil positions were funded by sales of Nexen shares after the deal was announced.

Another area of significant portfolio strength was financial companies such as: the reinsurer Platinum Underwriters Holdings, money managers Franklin Resources and Invesco, investment banking institutions such as JP Morgan and Greenhill, and regional banks such as Fifth Third, HomeTrust, and Oritani Financial.  These companies collectively are recovering from below- average valuations and a rebound in investor sentiment towards the sector.

Portfolio additions in the consumer area, driven by attractive free cash flows, included: Hillshire Brands, Jack in the Box, and Church & Dwight.  In technology we added significantly to our Symantec position following a management change.

PROSPECTOR FUNDS, INC.

Outlook

The economy remains in a choppy, slow growth recovery mode since the financial crisis ended in 2009.  Wounds of that great recession are gradually healing. The biggest malefactors -  banks (recovering smartly) and housing (recovering sluggishly) have become economic contributors.  The Fed has done what needed doing.  The softer patch experienced in the second half of 2012 is behind us as China slowly accelerates, Europe continues to bounce along the bottom without getting worse and the US picks up.  We are comforted by the historical pattern that serious recessions are precipitated by tight monetary conditions, and we couldn’t be further away from that scenario.

Corporate earnings remain solid so far, but margins are already at the high end and unlikely to further expand, limiting future earnings potential much beyond revenue growth.  Interest and mortgage rates continue to fall to record low levels.  Employment is stable to improving.  The US energy revolution of low cost natural gas due to fracking is real, and has driven down the price of that commodity, aiding both consumers and the international competitiveness of America’s industries.

Our best guess is that interest rates will be materially higher in five years.  This would be undoubtedly bad for bond investors.  The outlook for equities in a higher interest rate scenario is less certain.  Higher rates will likely accompany better economic conditions and possibly higher inflation, both of which are relative positives for equities compared to bonds.

Equity valuations are in a reasonable range as well.  Furthermore, equities look extraordinarily inexpensive when comparing earnings yields of stocks to Treasury or even corporate bond yields. Money flows out of equity mutual funds in 2012 were substantial, and we’re not aware of any overheated investment theme beyond “reaching for yield.”

Merger and acquisition activity is poised for an uptick in 2013 after a slow 2012.  Corporations have terrific balance sheets and are accumulating excess cash and capital.  Private equity is poised as well with dry powder in hand.  We are not sure exactly what the catalyst will be to energize M&A activity, but we are confident it will ensue.  Perhaps the uncertain macro environment will move towards resolution, and when that happens, the values inherent in your portfolio will attract acquirers and other investors.  In the meantime we view equities as a superior asset allocation alternative in the longer term.

Steadfast, we remain committed to making you money while protecting your wealth.

Respectfully submitted,

John D. Gillespie	Richard P. Howard	Kevin R. O’Brien

PROSPECTOR FUNDS, INC.

Performance data quoted represents past performance; past performance does not guarantee future results.

Opinions expressed are those of the Funds and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Funds invest in smaller and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility. The Funds may hold restricted securities purchased through private placements. Such securities can be difficult to sell without experiencing delays or additional costs. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully disclosed in the prospectus.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Book value: The total value of the company's assets that shareholders would theoretically receive if a company were liquidated.

Cash flow:  A revenue or expense stream that changes a cash account over a given period.

Free cash flow:  A measure of financial performance calculated as operating cash flow minus capital expenditures.

Fund holdings and/or security allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedule of Investments section in this report for a full listing of the Fund’s holdings.

Prospector Funds, Inc. are distributed by Quasar Distributors, LLC.

PROSPECTOR FUNDS, INC.

Capital Appreciation Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%)

				Since Inception(1) to
	One Year	Three Year	Five Year	December 31, 2012
Capital Appreciation Fund	5.76%	6.06%	2.72%	2.53%
S&P 500 Index(2)	16.00%	10.87%	1.66%	0.87%

(1)	September 28, 2007
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

PROSPECTOR FUNDS, INC.

Opportunity Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%)

				Since Inception(1) to
	One Year	Three Year	Five Year	December 31, 2012
Opportunity Fund	14.63%	10.18%	6.40%	6.10%
Russell 2000 Index(2)	16.35%	12.25%	3.56%	2.26%
Russell Midcap Index(3)	17.28%	13.15%	3.57%	2.63%

(1)	September 28, 2007
(2)	An unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. This index cannot be invested in directly.
(3)	An unmanaged mid-cap index that measures the performance of the 800 smallest companies in the Russell 1000 Index. This index cannot be invested in directly.

PROSPECTOR FUNDS, INC.

Expense Example
December 31, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, redemption fees, wire transfer fees, maintenance fee (IRA accounts), and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 – December 31, 2012).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, shareholder servicing fees and other Fund expenses. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (07/01/2012)	Value (12/31/2012)	(07/01/2012 to 12/31/2012)
Capital Appreciation Actual(2)	$1,000.00	$1,064.80	$6.75
Capital Appreciation Hypothetical
(5% return before expenses)	1,000.00	1,018.60	6.60

Opportunity Actual(2)	1,000.00	1,083.00	6.81
Opportunity Hypothetical
(5% return before expenses)	1,000.00	1,018.60	6.60

(1)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.30% and 1.30% for Capital Appreciation Fund and Opportunity Fund, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year/366 (to reflect the one-half year period).

(2)	Based on the actual returns for the six-month period ended December 31, 2012 of 6.48% and 8.30% for Capital Appreciation Fund and Opportunity Fund, respectively.

PROSPECTOR FUNDS, INC.

Sector Allocation (% of net assets) (Unaudited)
as of December 31, 2012(1)(2)

Capital Appreciation Fund

Top 10 Holdings (% of net assets) (Unaudited)
as of December 31, 2012(1)

Capital Appreciation Fund

Automatic Data Processing	3.8%
Platinum Underwriters Holdings	3.5%
E.I. Du Pont de Nemours	3.4%
Nexen	3.3%
Hess	3.3%
Gold Fields – ADR	3.1%
Johnson & Johnson	2.9%
Pfizer	2.8%
Domtar	2.7%
Loews	2.5%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Sector allocation includes all investment types.

PROSPECTOR FUNDS, INC.

Sector Allocation (% of net assets) (Unaudited)
as of December 31, 2012(1)(2)

Opportunity Fund

Top 10 Holdings (% of net assets) (Unaudited)
as of December 31, 2012(1)(3)

Opportunity Fund

Franklin Resources	3.2%
Hess	3.1%
Platinum Underwriters Holdings	3.0%
Murphy Oil	2.5%
Newmont Mining	2.5%
CNA Financial	2.1%
Invesco	2.0%
Leucadia National	1.9%
Lancaster Colony	1.8%
Hillshire Brands	1.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Sector allocation includes all investment types.
(3)	Invesco Treasury Portfolio excluded from top 10 holdings.

PROSPECTOR FUNDS, INC.

Schedule of Investments
December 31, 2012

Capital Appreciation Fund

Description	Shares	Value

COMMON STOCKS – 78.9%

Banks – 0.2%
Charter Financial	3,400	$36,040
Waterstone Financial*	3,800	29,640
		65,680
Chemicals – 3.4%
E.I. Du Pont de Nemours	29,700	1,335,609

Consumer Discretionary – 1.4%
Cablevision Systems, Class A	18,000	268,920
DreamWorks Animation SKG, Class A*	16,000	265,120
		534,040
Consumer Staples – 12.1%
Beam	10,200	623,118
Campbell Soup	15,600	544,284
Coca Cola Enterprises	14,700	466,431
Energizer Holdings	5,200	415,896
Hillshire Brands	7,980	224,557
SUPERVALU	11,000	27,170
Sysco	8,400	265,944
Tootsie Roll Industries	25,822	669,306
Walgreen	20,800	769,808
Wal-Mart Stores	10,400	709,592
		4,716,106
Diversified Financial Services – 0.1%
CIT Group*	1,500	57,960

Energy – 11.8%
Clayton Williams Energy*	9,200	368,000
ConocoPhillips	11,400	661,086
Hess	24,300	1,286,928
Murphy Oil	11,700	696,735
Nexen	48,000	1,293,120
Repsol YPF – ADR	11,500	240,350
Talisman Energy	6,000	67,980
		4,614,199

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2012

Capital Appreciation Fund

Description	Shares	Value

COMMON STOCKS – 78.9% (Continued)

Healthcare – 7.7%
Abbott Laboratories	9,200	$602,600
Hospira*	6,700	209,308
Johnson & Johnson	16,000	1,121,600
Pfizer	43,300	1,085,964
		3,019,472
Industrials – 1.4%
Curtiss-Wright	12,400	407,092
Fortune Brands Home & Security*	5,400	157,788
		564,880
Information Technology – 6.2%
Automatic Data Processing	26,400	1,505,064
Corning	45,600	575,472
Microsoft	3,400	90,882
Xerox	37,700	257,114
		2,428,532
Insurance – 13.3%
Alterra Capital Holdings	10,100	284,719
American International Group*	6,900	243,570
Arch Capital Group*	4,400	193,688
Aspen Insurance Holdings	6,600	211,728
Berkshire Hathaway, Class B*	4,500	403,650
CNA Financial	7,800	218,478
Donegal Group, Class A	7,900	110,916
First American Financial	13,100	315,579
Loews	23,700	965,775
Montpelier Re Holdings	17,200	393,192
Platinum Underwriters Holdings	29,500	1,357,000
State Auto Financial	32,700	488,538
		5,186,833
Metals & Mining – 8.6%
AngloGold Ashanti – ADR	12,100	379,577
AuRico Gold*	1,700	13,906
Barrick Gold	23,500	822,735
Gold Fields – ADR	97,300	1,215,277
Kinross Gold	900	8,748
Newmont Mining	19,500	905,580
		3,345,823

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2012

Capital Appreciation Fund

Description	Shares	Value

COMMON STOCKS – 78.9% (Continued)

Paper & Forest Products – 3.1%
Domtar	12,701	$1,060,788
Neenah Paper	4,900	139,503
		1,200,291
Real Estate – 2.6%
Forestar Group*	24,200	419,386
Post Properties	12,000	599,400
		1,018,786
Telecommunication Services – 1.3%
Telephone & Data Systems	22,200	491,508

Utilities – 5.7%
FirstEnergy	10,354	432,383
NRG Energy	29,901	687,427
Public Service Enterprise Group	18,600	569,160
TECO Energy	14,000	234,640
UNS Energy	7,658	324,852
		2,248,462
Total Common Stocks
(Cost $29,088,269)		30,828,181
	Par
CONVERTIBLE BONDS – 18.1%
Consumer Staples – 3.0%
Archer Daniels
0.875%, 02/15/2014	$725,000	725,453
Chiquita Brands
4.250%, 08/15/2016	150,000	130,500
Smithfield Foods
4.000%, 06/30/2013	300,000	317,813
		1,173,766
Diversified Financial Services – 2.0%
Janus Capital Group
3.250%, 07/15/2014	175,000	181,781
PHH
4.000%, 09/01/2014	550,000	614,969
		796,750

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2012

Capital Appreciation Fund

Description	Par	Value

CONVERTIBLE BONDS – 18.1% (CONTINUED)

Energy – 2.4%
InterOil
2.750%, 11/15/2015	$25,000	$21,797
USEC
3.000%, 10/01/2014	2,375,000	902,500
		924,297
Healthcare – 5.2%
Amgen
0.375%, 02/01/2013	150,000	167,906
Charles River Laboratories International
2.250%, 06/15/2013	575,000	576,438
Chemed
1.875%, 05/15/2014	275,000	286,516
Greatbatch
2.250%, 06/15/2013	700,000	700,875
Hologic
2.000%, 12/15/2037	125,000	124,609
2.000%, 12/15/2037	150,000	167,250
		2,023,594
Industrials – 2.5%
Alliant Techsystems
3.000%, 08/15/2024	175,000	184,844
L-3 Communications
3.000%, 08/01/2035	125,000	126,563
Trinity Industries
3.875%, 06/01/2036	600,000	670,874
		982,281
Information Technology – 1.8%
Anixter International
1.000%, 02/15/2013	425,000	485,031
Comtech Telecommunications
3.000%, 05/01/2029	225,000	229,219
		714,250
Metals & Mining – 1.2%
Horsehead Holding
3.800%, 07/01/2017	50,000	48,375

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2012

Capital Appreciation Fund

Description	Par	Value

CONVERTIBLE BONDS – 18.1% (CONTINUED)

Metals & Mining – 1.2% (Continued)
Kinross Gold
1.750%, 03/15/2028	$100,000	$99,938
Northgate Minerals
3.500%, 10/01/2016	50,000	54,219
RTI International
3.000%, 12/01/2015	250,000	271,405
		473,937
Total Convertible Bonds
(Cost $7,994,364)		7,088,875

CORPORATE BONDS – 1.5%
Utilities – 1.5%
Edison Mission Energy
7.750%, 06/15/2016 (a)	200,000	106,000
7.000%, 05/15/2017 (a)	925,000	490,250
Total Corporate Bonds
(Cost $928,378)		596,250
	Shares
SHORT-TERM INVESTMENT – 1.5%
Invesco Treasury Portfolio, 0.020%^
(Cost $574,940)	574,940	574,940

Total Investments – 100.0%
(Cost $38,585,951)		39,088,246
Other Assets and Liabilities, Net – 0.0%		15,308
Total Net Assets – 100.0%		$39,103,554

*	Non-income producing security
(a)	Security in default
ADR – American Depository Receipt
^	Variable Rate Security – the rate shown is the annualized seven-day effective yield as of December 31, 2012.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments
December 31, 2012

Opportunity Fund

Description	Shares	Value

COMMON STOCKS – 90.8%

Banks – 15.4%
AJS Bancorp* (a)	8,958	$89,580
Cape Bancorp	10,900	94,721
Central Pacific Financial*	31,800	495,762
Chicopee Bancorp*	26,200	416,318
City National	6,500	321,880
Clifton Savings Bancorp	27,200	306,544
Fifth Third Bancorp	71,000	1,078,490
First Connecticut Bancorp	35,600	489,500
First Defiance Financial	29,000	556,510
Fox Chase Bancorp	25,902	431,268
Greenhill & Co.	9,700	504,303
HomeTrust Bancshares*	68,800	929,488
Metro Bancorp*	18,780	248,272
Ocean Shore Holding	25,072	371,066
OceanFirst Financial	47,500	653,125
OmniAmerican Bancorp*	10,500	242,865
Oritani Financial	66,750	1,022,610
PacWest Bancorp	18,100	448,518
Peoples Federal Bancshares	10,680	185,725
United Financial Bancorp	37,100	583,212
Virginia Commerce Bancorp*	35,700	319,515
Washington Trust Bancorp	8,500	223,635
West Coast Bancorp	11,300	250,295
Westfield Financial	89,000	643,470
		10,906,672
Chemicals – 2.0%
H.B. Fuller	19,000	661,580
RPM International	24,500	719,320
		1,380,900
Consumer Discretionary – 4.6%
Caribou Coffee*	26,100	422,559
Gentex	12,000	225,840
Home Depot	16,800	1,039,080
Hyatt Hotels, Class A*	18,300	705,831
Jack in the Box*	12,700	363,220
Matthews International, Class A	15,300	491,130
		3,247,660

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2012

Opportunity Fund

Description	Shares	Value

COMMON STOCKS – 90.8% (Continued)

Consumer Staples – 9.9%
Church & Dwight	12,400	$664,268
De Master Blenders*	49,800	573,134
Hillshire Brands	42,260	1,189,196
J & J Snack Foods	13,400	856,796
Lancaster Colony	18,000	1,245,420
PepsiCo	11,800	807,474
Post Holdings*	20,400	698,700
Wal-Mart Stores	13,800	941,574
		6,976,562
Containers & Packaging – 1.0%
Silgan Holdings	16,700	694,553

Diversified Financial Services – 9.5%
Citigroup	16,370	647,597
Franklin Resources	18,100	2,275,170
Invesco	53,200	1,387,988
JPMorgan Chase	16,400	721,108
Leucadia National	55,000	1,308,450
PICO Holdings*	17,500	354,725
		6,695,038
Energy – 6.4%
Clayton Williams Energy*	5,300	212,000
Hess	41,800	2,213,728
Marathon Oil	10,900	334,194
Murphy Oil	29,600	1,762,680
		4,522,602
Healthcare – 4.1%
Haemonetics*	7,800	318,552
Johnson & Johnson	9,000	630,900
Merck & Co.	7,548	309,015
Molina Healthcare*	10,850	293,601
Pfizer	23,200	581,856
WellPoint	12,300	749,316
		2,883,240
Industrials – 4.5%
Alliant Techsystems	7,600	470,896

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2012

Opportunity Fund

Description	Shares	Value

COMMON STOCKS – 90.8% (CONTINUED)

Industrials – 4.5% (Continued)
Celadon Group	54,300	$981,201
CIRCOR International	21,240	840,892
Tyco International	29,300	857,025
		3,150,014
Information Technology – 9.0%
BMC Software*	16,500	654,390
Cisco Systems	17,700	347,805
EMC*	17,400	440,220
Global Cash Access Holdings*	65,200	511,168
Maxim Integrated Products	23,900	702,660
Microsoft	26,700	713,691
NetApp*	24,400	818,620
Symantec*	59,500	1,119,195
VeriSign*	4,800	186,336
Xilinx	23,800	854,420
		6,348,505
Insurance – 15.0%
Arthur J. Gallagher	27,200	942,480
Aspen Insurance Holdings	23,100	741,048
Axis Capital Holdings	32,400	1,122,336
Catlin Group	29,427	240,688
Chubb	10,800	813,456
CNA Financial	51,900	1,453,719
Endurance Specialty Holdings	8,800	349,272
MetLife	12,500	411,750
Montpelier Re Holdings	24,100	550,926
Platinum Underwriters Holdings	45,500	2,093,000
Progressive	43,000	907,300
W.R. Berkley	8,400	317,016
XL Group	25,500	639,030
		10,582,021
Metals & Mining – 3.8%
Gold Fields – ADR	39,800	497,102
Kinross Gold	42,600	414,072
Newmont Mining	37,900	1,760,076
Victoria Gold*	96,500	22,002
		2,693,252

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments – Continued
December 31, 2012

Opportunity Fund

Description	Shares	Value

COMMON STOCKS – 90.8% (CONTINUED)

Paper & Forest Products – 0.6%
Domtar	5,400	$451,008

Real Estate – 1.4%
Forestar Group*	21,300	369,129
Howard Hughes*	3,300	240,966
Thomas Properties Group	74,700	404,127
		1,014,222
Utilities – 3.6%
Empire District Electric	22,000	448,360
NV Energy	14,900	270,286
Public Service Enterprise Group	20,000	612,000
TECO Energy	45,800	767,608
UIL Holdings	11,800	422,558
		2,520,812
Total Common Stocks
(Cost $57,088,113)		64,067,061
	Par
CONVERTIBLE BOND – 0.5%
Industrials – 0.5%
Alliant Techsystems
3.000%, 08/15/2024
(Cost $340,148)	$325,000	343,281

	Shares
SHORT-TERM INVESTMENT – 9.7%
Invesco Treasury Portfolio, 0.020%^
(Cost $6,874,945)	6,874,945	6,874,945

Total Investments – 101.0%
(Cost $64,303,206)		71,285,287
Other Assets and Liabilities, Net – (1.0%)		(736,240)
Total Net Assets – 100.0%		$70,549,047

*	Non-income producing security
(a)
Illiquid Security – A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of December 31, 2012, the fair value of this investment was $89,580 or 0.1% of total net assets.  See note 2 in Notes to Financial Statements.

ADR – American Depository Receipt
^	Variable Rate Security – the rate shown is the annualized seven-day effective yield as of December 31, 2012.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Assets and Liabilities
December 31, 2012

	Capital Appreciation Fund	Opportunity Fund
ASSETS:
Investments, at market value
(Cost $38,585,951 and $64,303,206, respectively)	$39,088,246	$71,285,287
Cash	22,039	9,167
Receivable for investment securities sold	78,441	—
Receivable for dividends and interest	78,038	43,200
Receivable for capital shares sold	8,223	357,314
Prepaid expenses	14,978	17,841
Total assets	39,289,965	71,712,809

LIABILITIES:
Payable for investment securities purchased	81,553	1,009,716
Payable for capital shares redeemed	6,145	24,074
Payable to adviser, net	28,103	48,980
Accrued distribution fees	7,289	8,663
Accrued expenses and other liabilities	63,321	72,329
Total liabilities	186,411	1,163,762

NET ASSETS	$39,103,554	$70,549,047

COMPOSITION OF NET ASSETS:
Portfolio capital	$39,141,931	$62,961,215
Distributions in excess of net investment income	(227,611)	(11,546)
Accumulated net realized gain (loss) on investments	(313,061)	617,297
Net unrealized appreciation of investments	502,295	6,982,081
Total net assets	$39,103,554	$70,549,047
CAPITAL STOCK, $0.0001 par value
Authorized	500,000,000	500,000,000
Issued and outstanding	2,574,432	3,907,784

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE	$15.19	$18.05

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Operations
For the Year Ended December 31, 2012

	Capital Appreciation Fund	Opportunity Fund
INVESTMENT INCOME:
Interest income	$430,319	$37,989
Dividend income	914,620	1,596,340
Less: Foreign taxes withheld	(12,562)	(2,619)
Total investment income	1,332,377	1,631,710

EXPENSES:
Investment advisory fees	511,039	725,210
Directors’ fees	52,797	51,852
Administration fees	51,973	67,713
Fund accounting fees	41,055	40,009
Transfer agent fees	32,050	38,694
Audit fees	29,459	29,459
Distribution fees	26,870	37,232
Registration fees	25,172	25,310
Legal fees	19,238	30,819
Other expenses	16,169	16,655
Custodian fees	11,895	8,160
Postage and printing fees	5,654	7,261
Total expenses	823,371	1,078,374
Less: Fee waivers	(186,758)	(183,148)
Total net expenses	636,613	895,226
NET INVESTMENT INCOME	695,764	736,484

REALIZED AND UNREALIZED GAINS
Net realized gain on investments	240,751	3,339,487
Net change in unrealized appreciation
or depreciation of investments	1,014,133	4,749,162
Net gain on investments	1,254,884	8,088,649

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,950,648	$8,825,133

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Changes in Net Assets

	Capital Appreciation Fund
	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
OPERATIONS:
Net investment income	$695,764	$467,793
Net realized gain on investments	240,751	1,136,387
Net change in unrealized appreciation of investments	1,014,133	(4,027,600)
Net increase (decrease) resulting from operations	1,950,648	(2,423,420)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,999,727	20,818,037
Proceeds from reinvestment of distributions	1,377,580	1,324,588
Payments for shares redeemed	(19,566,364)	(8,165,386)
Redemption fees	3,419	1,463
Net increase (decrease) from capital share transactions	(15,185,638)	13,978,702

DISTRIBUTIONS PAID FROM:
Net investment income	(856,862)	(598,607)
Net realized gains	(541,416)	(754,823)
Total distributions to shareholders	(1,398,278)	(1,353,430)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,633,268)	10,201,852

NET ASSETS:
Beginning of period	53,736,822	43,534,970

End of period (including distributions
in excess of net investment income
of $(227,611) and $(193,063), respectively)	$39,103,554	$53,736,822

TRANSACTIONS IN SHARES:
Shares sold	195,862	1,306,362
Shares issued in reinvestment of distributions	91,839	88,661
Shares redeemed	(1,319,605)	(523,639)
Net increase (decrease)	(1,031,904)	871,384

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Changes in Net Assets

	Opportunity Fund
	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
OPERATIONS:
Net investment income	$736,484	$217,478
Net realized gain on investments	3,339,487	2,550,201
Net change in unrealized appreciation
or depreciation of investments	4,749,162	(3,229,445)
Net increase (decrease) resulting from operations	8,825,133	(461,766)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,426,328	27,510,295
Proceeds from reinvestment of distributions	3,503,375	2,590,150
Payments for shares redeemed	(10,246,036)	(4,754,057)
Redemption fees	621	1,095
Net increase from capital share transactions	5,684,288	25,347,483

DISTRIBUTIONS PAID FROM:
Net investment income	(735,643)	(177,445)
Net realized gains	(2,939,377)	(2,568,958)
Total distributions to shareholders	(3,675,020)	(2,746,403)

TOTAL INCREASE IN NET ASSETS	10,834,401	22,139,314

NET ASSETS:
Beginning of period	59,714,646	37,575,332

End of period (including distributions
in excess of net investment income
of $(11,546) and $(12,696), respectively)	$70,549,047	$59,714,646

TRANSACTIONS IN SHARES:
Shares sold	690,660	1,558,575
Shares issued in reinvestment of distributions	197,040	155,471
Shares redeemed	(573,799)	(272,964)
Net increase	313,901	1,441,082

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Financial Highlights

	Capital Appreciation Fund
	Year Ended December 31,
	2012	2011	2010	2009	2008
For a Fund share outstanding
throughout the period

NET ASSET VALUE:
Beginning of period	$14.90	$15.92	$13.95	$10.85	$14.94

OPERATIONS:
Net investment income	0.31	0.15	0.14	0.25	0.08
Net realized and unrealized
gain (loss) on investments	0.54	(0.79)	2.30	3.09	(4.08)
Total from operations	0.85	(0.64)	2.44	3.34	(4.00)

LESS DISTRIBUTIONS:
From net investment income	(0.34)	(0.17)	(0.16)	(0.24)	(0.09)
From net realized gains	(0.22)	(0.21)	(0.31)	—	(0.01)
Total distributions	(0.56)	(0.38)	(0.47)	(0.24)	(0.10)

Paid in capital from redemption fees	— (1)	— (1)	— (1)	— (1)	0.01

NET ASSET VALUE:
End of period	$15.19	$14.90	$15.92	$13.95	$10.85

TOTAL RETURN	5.76%	(4.00)%	17.52%	30.74%	(26.67)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$39,104	$53,737	$43,535	$29,724	$20,091
Ratio of expenses to average net assets:
Before expense reimbursement	1.77%	1.70%	2.01%	2.38%	3.51%
After expense reimbursement	1.37%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	1.10%	0.63%	0.55%	1.27%	(1.07)%
After expense reimbursement	1.50%	0.83%	1.06%	2.15%	0.94%
Portfolio turnover rate	15%	24%	27%	41%	21%

(1)	Less than $0.01 per share.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Financial Highlights

	Opportunity Fund
	Year Ended December 31,
	2012	2011	2010	2009	2008
For a Fund share outstanding
throughout the period

NET ASSET VALUE:
Beginning of period	$16.62	$17.45	$15.10	$12.04	$14.96

OPERATIONS:
Net investment income	0.20	0.07	0.09	0.08	0.05
Net realized and unrealized
gain (loss) on investments	2.22	(0.11)	2.47	3.06	(2.92)
Total from operations	2.42	(0.04)	2.56	3.14	(2.87)

LESS DISTRIBUTIONS:
From net investment income	(0.20)	(0.05)	(0.12)	(0.08)	(0.06)
From net realized gains	(0.79)	(0.74)	(0.09)	—	—
Total distributions	(0.99)	(0.79)	(0.21)	(0.08)	(0.06)

Paid in capital from redemption fees	— (1)	— (1)	— (1)	— (1)	0.01

NET ASSET VALUE:
End of period	$18.05	$16.62	$17.45	$15.10	$12.04

TOTAL RETURN	14.63%	(0.21)%	16.94%	26.10%	(19.14)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$70,549	$59,715	$37,575	$26,082	$16,025
Ratio of expenses to average net assets:
Before expense reimbursement	1.64%	1.70%	2.05%	2.51%	4.11%
After expense reimbursement	1.36%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	0.84%	0.20%	0.04%	(0.27)%	(1.96)%
After expense reimbursement	1.12%	0.40%	0.59%	0.74%	0.65%
Portfolio turnover rate	43%	45%	45%	51%	66%

(1)	Less than $0.01 per share.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements
December 31, 2012

1.  ORGANIZATION

Prospector Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on June 6, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end diversified management investment company.  The Corporation issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  There are two series presently authorized, the Prospector Capital Appreciation Fund and the Prospector Opportunity Fund (individually a “Fund” and collectively the “Funds”).  The Funds commenced operations on September 28, 2007.

2.  FAIR VALUE MEASUREMENT

The following is a summary of significant accounting policies consistently followed by each Fund:

Security Valuation – The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

On May 11, 2011, the Financial Accounting Standards Board (FASB) issued an Accounting Standard Update (ASU) No. 2011-04 modifying FASB Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard (IFRS) 13, Fair Value Measurement.  The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2 and the reasons for the transfers, and (ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation process used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement.  The effective date of the ASU is for interim and annual periods beginning after December 15, 2011.  Management evaluated the implications of this guidance and concluded the ASU has no material impact on the Funds.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements – Continued
December 31, 2012

Common stock – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the last bid price on the day of valuation.  For securities not traded or dealt on any securities exchange for which over-the-counter quotations are readily available, the latest bid quotation will be used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Convertible and Corporate Bonds – Convertible and corporate bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Convertible and corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2012, each Fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Capital Appreciation Fund
Common Stocks	$30,828,181	$—	$—	$30,828,181
Convertible Bonds	—	7,088,875	—	7,088,875
Corporate Bonds	—	596,250	—	596,250
Short-Term Investment	574,940	—	—	574,940
Total Investments	$31,403,121	$7,685,125	$—	$39,088,246

Opportunity Fund
Common Stocks	$63,977,481	$89,580	$—	$64,067,061
Convertible Bond	—	343,281	—	343,281
Short-Term Investment	6,874,945	—	—	6,874,945
Total Investments	$70,852,426	$432,861	$—	$71,285,287

Refer to each Fund’s Schedule of Investments for further sector breakout.

Transfers between levels are recognized at the beginning of the reporting period.  During the year ended December 31, 2012, one security in the amount of $89,580 was transferred from Level 1 to Level 2 investments.  This transfer relates to a security that is not actively traded or priced by the Fund’s third party pricing vendor.  A bid price was obtained from an alternate pricing source in accordance with the Fund’s Valuation Procedures.  The Funds did not invest in any Level 3 investments during the period.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements – Continued
December 31, 2012

The Funds may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets.  The Funds’ investment objectives allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward foreign exchange contracts, and purchased and written options.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the funds to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities.  As of and for the year ended December 31, 2012, the Funds held no derivative instruments.

3.  SIGNIFICANT ACCOUNTING POLICIES

Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.  All short-term capital gains are included in ordinary income for tax purposes.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is required.  As of December 31, 2012, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.

Reclassification of Capital Accounts – GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year ended December 31, 2012, the following reclassifications were made on the Statements of Assets and Liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Gain (Loss)	Portfolio Capital

Capital Appreciation Fund	$126,550	$(126,550)	$—
Opportunity Fund	309	(309)	—

Foreign Currency Translation – The books and records relating to the Funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases:  (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements – Continued
December 31, 2012

in the foreign exchange rates from that which is due to changes in market prices of equity securities.  The Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Illiquid or Restricted Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Funds’ board of directors as reflecting fair value.  Each Fund intends to invest no more than 15% of its total assets in illiquid securities.  Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ board of directors as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ board of directors.  At December 31, 2012, Prospector Opportunity Fund had investments in illiquid securities with a total value of $89,580 or 0.1% of total net assets.

Information concerning illiquid securities is as follows:

Prospector Opportunity Fund	Shares	Dates Acquired	Cost Basis
AJS Bancorp	8,958	8/08 – 1/11	$119,698

Expenses – Expenses directly attributable to a Fund are charged to that Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based on relative net assets or another appropriate basis.

Other – Investment and shareholder transactions are recorded on the trade date.  Each Fund determines the gain or loss realized from the investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date.  Interest income, including amortization of bond premium and discount, is recognized on an accrual basis.

Subsequent Events – Management has evaluated fund related events and transactions that occurred subsequent to December 31, 2012, through the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

4.  INVESTMENT TRANSACTIONS

During the year ended December 31, 2012, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	Purchases	Sales

Capital Appreciation Fund	$6,768,198	$20,950,873
Opportunity Fund	27,710,137	25,714,452

There were no purchases or sales of long-term U.S. Government securities.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements – Continued
December 31, 2012

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2012, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
	Appreciation	Depreciation	Net	Tax Cost

Capital Appreciation Fund	$4,413,604	$(4,326,659)	$86,945	$39,001,301
Opportunity Fund	8,722,053	(1,741,167)	6,980,886	64,304,401

At December 31, 2012, components of accumulated earnings (deficit) on a tax-basis were as follows:

					Total
	Undistributed	Undistributed	Other		Accumulated
	Ordinary	Long-Term	Accumulated	Unrealized	Earnings
	Income	Capital Gains	Losses	Appreciation	(Deficit)

Capital Appreciation Fund	$29,414	$—	$(154,736)	$86,945	$(38,377)
Opportunity Fund	4,653	613,940	(11,647)	6,980,886	7,587,832

As of December 31, 2012, the Funds did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended December 31, 2012, the Capital Appreciation Fund deferred on a tax basis, long-term post-October losses (“late year losses”) of $(140,266). The Opportunity Fund does not plan to defer any late year losses.

The tax character of distributions paid during the fiscal year ended December 31, 2012 were as follows:

	Ordinary	Long Term
	Income	Capital Gains	Total

Capital Appreciation Fund	$934,926	$463,352	$1,398,278
Opportunity Fund	950,064	2,724,956	3,675,020

The tax character of distributions paid during the fiscal year ended December 31, 2011 were as follows:

	Ordinary	Long Term
	Income	Capital Gains	Total

Capital Appreciation Fund	$738,372	$615,058	$1,353,430
Opportunity Fund	177,445	2,568,958	2,746,403

5.  AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Prospector Partners Asset Management, LLC (the “Adviser”), with whom certain directors and officers of the Corporation are affiliated, to furnish investment advisory services to the Funds.  Pursuant to this Agreement, the Adviser is entitled to receive a management fee, calculated daily and payable monthly, at the annual rate of 1.10% as applied to each Fund’s daily net assets.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements – Continued
December 31, 2012

The Adviser has contractually agreed to waive, through September 30, 2014 its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses do not exceed 1.30% of its average daily net assets.  Prior to April 18, 2012, this ratio was 1.50% of each Fund’s average daily net assets.  Any such waiver or reimbursement may be subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  Waived/reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Capital Appreciation Fund	Opportunity Fund

12/31/13	$177,007	$171,081
12/31/14	114,442	105,613
12/31/15	186,758	183,148
Total	$478,207	$459,842

As of December 31, 2012, it was possible, but not probable, those amounts would be recovered by the Adviser.  At the end of each fiscal year in the future, the Funds will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.

Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the Funds’ shares pursuant to a Distribution Agreement with the Corporation. Each Fund’s shares are sold on a no-load basis and, therefore, Quasar receives no sales commission or sales load for providing services to the Funds.  The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the Corporation to reimburse Quasar and certain financial intermediaries who assist in distributing each Fund’s shares or who provide shareholder services to Fund shareholders a distribution and/or shareholder servicing fee of up to 0.25% of each Fund’s average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Funds or Quasar to pay the Fund’s distribution fees and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder services expenses.  During the year ended December 31, 2012, Capital Appreciation Fund and Opportunity Fund incurred expenses of $26,870 and $37,232, respectively, pursuant to the 12b-1 Plan.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and fund accountant for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

6.  INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

PROSPECTOR FUNDS, INC.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
Prospector Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Prospector Funds, Inc., comprised of, the Prospector Capital Appreciation Fund and the Prospector Opportunity Fund (the Funds) as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 28, 2013

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited)
December 31, 2012

Board Approval of Investment Advisory Agreement

The Corporation’s independent directors (the “directors”) unanimously approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between the Funds and the Prospector Partners Asset Management, LLC (the “Investment Manager”) at a Board of Director’s meeting held on September 5, 2012.

In preparation for the meeting, the directors had requested from the Investment Manager and evaluated a memorandum providing certain information requested by the Board pursuant to Section 15(c) of the 1940 Act, including (i) expense, compliance and other information as it relates to the Investment Manager; (ii) performance of other accounts managed by its affiliate Prospector Partners, LLC with similar investment objectives derived from data compiled by the Investment Manager and (iii) expense and other information for other registered investment companies with similar investment objectives derived from data compiled by the Investment Manager based upon comparative peer groups selected in consultation with the independent directors.  Prior to voting, the directors reviewed the proposed approval of the Advisory Agreement with management and with counsel to the Corporation and reviewed a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval.  In reaching their determinations relating to approval of the continuance of the Advisory Agreement, the directors considered all factors they believed relevant including the following:

1.	the nature, extent and quality of investment, and other services to be rendered by the Investment Manager;

2.	payments to be received by the Investment Manager from all sources with respect to the Funds;

3.	comparative fee and expense data for the Funds and other investment companies with similar investment objectives;

4.	the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of investors;

5.
the Investment Manager’s policies and practices regarding allocation of portfolio transactions of the Funds, including the extent to which the Investment Manager may benefit from soft dollar arrangements;

6.	fall-out benefits which the Investment Manager and its affiliates may receive from their relationships to the Funds;

7.	information about fees charged by the Investment Manager to other clients with similar investment objectives;

8.	the professional experience and qualifications of the Funds’ portfolio managers and other senior personnel of the Investment Manager;

9.	profitability of the Investment Manager; and

10.	the terms of the Advisory Agreement.

The directors also considered their overall confidence in the integrity and competence of the Investment Manager and the portfolio managers.  In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors.  The directors determined that the overall arrangements between the Funds and the Investment Manager, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses expected to be incurred and such other matters as the directors considered relevant in the exercise of their reasonable judgment.

The material factors and conclusions that formed the basis for the directors reaching their determinations to approve the continuance of the Advisory Agreement (including their determinations that the Investment Manager

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2012

should be the investment adviser for the Funds, and that the fees payable to the Investment Manager pursuant to the Advisory Agreement are appropriate) were separately discussed by the directors.

Nature, extent and quality of services provided by the Investment Manager

The directors noted that, under the Advisory Agreement, the Investment Manager, subject to the control of the directors, administers the Funds’ business and other affairs.  The Investment Manager manages the investment of the assets of the Funds, including making purchases and sales of portfolio securities consistent with each Fund’s investment objective and policies.

The directors considered the scope and quality of services provided by the Investment Manager under the Advisory Agreement.  The directors considered the quality of the investment research capabilities of the Investment Manager and the other resources it proposes to dedicate to performing services for the Funds.  The directors also considered the portfolio managers’ experience, reputation and investment philosophy.  The quality of administrative and other services also were considered.  The directors concluded that, overall, they were satisfied with the nature, extent and quality of services proposed to be provided to the Funds under the Advisory Agreement.

Investment Manager Fees; Performance of the Fund

The directors considered the advisory fee rate paid by the Funds to the Investment Manager and information prepared by the Investment Manager based upon the peer groups selected by the independent directors concerning fee rates paid by other comparable funds.  The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds, but determined that the proposed advisory fee rate was in line with other comparable funds.

The directors also considered the performance of each Fund compared to each Fund’s benchmarks and industry averages.  The directors noted that from the period from inception through June 30, 2012, each Fund was in the top quartile for performance compared to its peer group.  The directors concluded that the advisory fee rate, taking into account performance and the other factors mentioned, was in line with comparable funds.

Other Fund Expenses

The directors also considered the total expense ratio of the Funds in comparison to the fees and expenses of the funds included in the comparison.  The directors noted that the expense ratios of some of the comparable funds also were lower because of waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary.  In particular, the directors noted that the Investment Manager’s fee waiver pursuant to the Fee Waiver and Expenses Reimbursement Agreement was contractual in nature and customary for the industry.  The directors concluded that the Funds’ expense ratio was satisfactory.  Finally, the directors noted that there may be economies of scale as the Funds grow and concluded that it may be appropriate to consider those issues in the future.

Investment Manager Profitability

The directors noted that the Investment Manager also provides the Funds with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any other retained by the Funds) and executive and other personnel as are necessary for the Funds’ operations.  The directors considered that the Investment Manager pays all of the compensation of the officers of the Company that are affiliated persons of the Investment Manager, pays a portion of the insurance costs and paid the cost of the organization of the Funds (without reimbursement).

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2012

The directors also noted that the Investment Manager has contractually agreed to waive, through September 30, 2014, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses do not exceed 1.30% of its average daily net assets.  Under the terms of the Waiver and Expense Reimbursement Agreement at the present asset levels of the Funds, the Investment Manager has received a significant portion of its management fee amounts.  It was also noted that the Investment Manager does not receive “fall out” benefits commonly received by managers of mutual funds that provide transfer agency, distribution or printing services in-house.  The directors considered the expenses of the Investment Manager and the services provided by the Investment Manager and determined that the Investment Manager was profitable based upon the expenses.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2012

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-877-734-7862.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-734-7862.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-734-7862, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended December 31, 2012, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100% for both the Capital Appreciation Fund and Opportunity Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2012 was 71.47% and 100% for the Capital Appreciation Fund and Opportunity Fund, respectively.

ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY

The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended December 31, 2012 was 32.38% and 2.41% for the Capital Appreciation Fund and Opportunity Fund, respectively.

The percent of ordinary income distributions designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended December 31, 2012 was 9.04% and 22.57% for the Capital Appreciation Fund and Opportunity Fund, respectively.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2012

DIRECTORS & OFFICERS

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
Name,		Length	Occupation	Complex	Served
Year of Birth		of Time	During Past	Overseen	During Past
and Address^	Position	Served*	5 Years	by Director	5 Years

Independent Board Members

Harvey D. Hirsch*	Director	Indefinite;	Senior Vice President,	2	None.
Year of Birth: 1941		Since	Marketing, Van Eck
		September 7,	Associates Corporation,
		2007	an investment adviser,
since May 2007.
Independent (self-employed)
marketing consultant from
1996 to May 2007.

Joseph Klein III*	Director	Indefinite;	Managing Director of Gauss	2	ISIS
Year of Birth: 1961		Since	Capital Advisors, LLC,		Pharmaceuticals,
		September 7,	a financial consulting and		Inc.
		2007	investment advisory firm		BioMarin
			focused on biopharmaceuticals		Pharmaceutical,
			since he founded the company		Inc.
			in March 1998.		OSI
			Founding Venture Partner of		Pharmaceuticals,
			Red Abbey Venture Partners, LP,		Inc.
			a private health venture fund,		Savient
			from September 2003 through		Pharmaceuticals,
			December 2008.		Inc.
PDL BioPharma
Inc.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2012

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
Name,		Length	Occupation	Complex	Served
Year of Birth		of Time	During Past	Overseen	During Past
and Address^	Position	Served*	5 Years	by Director	5 Years

Roy L. Nersesian*	Director	Indefinite;	Associate professor of the	2	None
Year of Birth: 1939		Since	School of Business, Monmouth
		September 7,	University, since September 1985.
		2007	Adjunct Professor of the Center
for Energy and Marine
Transportation, Columbia
University, since September 2000.
Consultant, Poten & Partners,
provider of brokerage and
consulting services to the energy
and ocean transportation industries,
since September 1992.

John T. Rossello, Jr.*	Director	Indefinite;	Retired.	2	None
Year of Birth: 1951		Since	Partner at
		September 7,	PricewaterhouseCoopers LLP
		2007	from October 1988 to
June 2007.

Interested Board Members and Officers

John D. Gillespie†*	Director	Indefinite;	Managing member of	2	White
Year of Birth: 1959	President	Since	the Investment Manager.		Mountains
		September 7,	Managing member of		Insurance
		2007	Prospector Partners, LLC,		Group, Ltd.
an affiliate of the Investment
Manager, and portfolio manager
of the investment funds
sponsored by Prospector
Partners, LLC since 1997.
Chairman and President of
White Mountains Advisors,
an investment adviser,
from 2002 to 2005.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2012

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
Name,		Length	Occupation	Complex	Served
Year of Birth		of Time	During Past	Overseen	During Past
and Address^	Position	Served*	5 Years	by Director	5 Years

Richard P. Howard	Executive	Indefinite;	Portfolio Manager at	N/A	OneBeacon
Year of Birth: 1946	Vice	Since	the Investment Manager.		Insurance
	President	September 7,	Portfolio Manager at		Group, Ltd.
		2007	Prospector Partners, LLC
since August 2005.
Managing Director of White
Mountains Advisors, LLC from
2001 to August 2005.
Senior Vice President of
OneBeacon Insurance Group
from 2001 to August 2005.

Kevin R. O’Brien	Executive	Indefinite;	Portfolio Manager at	N/A	None
Year of Birth: 1963	Vice	Since	the Investment Manager.
	President	September 7,	Portfolio Manager at
		2007	Prospector Partners, LLC
since April 2003.
Managing Director of White
Mountains Advisors, LLC from
April 2003 to August 2005.

Peter N. Perugini, Jr.	Secretary	Indefinite;	Chief Financial Officer at	N/A	None
Year of Birth: 1970	Treasurer	Secretary	Prospector Partners, LLC
		since	since 2000.
		September 7,	Controller of Prospector
		2007	Partners, LLC from 1997-2000.
Indefinite;
Treasurer
since
June 6,
2007

Kim Just	Chief	Indefinite;	Chief Compliance Officer at	N/A	None
Year of Birth: 1967	Compliance	Since	Prospector Partners, LLC since
	Officer	September 7,	March 2006.
		2007	Manager, Whittlesey & Hadley,
P.C., an accounting services firm
from September 1997 to March 2006.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited) – Continued
December 31, 2012

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
Name,		Length	Occupation	Complex	Served
Year of Birth		of Time	During Past	Overseen	During Past
and Address^	Position	Served*	5 Years	by Director	5 Years

Brian Wiedmeyer	Assistant	Indefinite;	Assistant Vice President for	N/A	None
Year of Birth: 1973	Secretary	Since	US Bancorp Fund Services, LLC,
		September 7,	a mutual fund service provider,
		2007	since January 2005.

^	The address for all directors and officers is 370 Church Street, Guilford, Connecticut 06437.
*	Each of the Company’s directors was elected by written consent of the sole shareholder of the Funds on September 7, 2007.
†	John D. Gillespie is an interested director of the Fund because he is also the managing member of the Investment Manager.

(This Page Intentionally Left Blank.)

DIRECTORS
John D. Gillespie
Harvey D. Hirsch
Joseph Klein III
Roy L. Nersesian
John T. Rossello, Jr.

INVESTMENT ADVISER
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT  06437

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI  53212

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
Third Floor
615 E. Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN  55402

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Plaza
New York, NY  10004

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ directors and is available without charge upon request by calling 1-877-734-7862.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.  John Rossello, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal periods.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal periods for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2012	FYE 12/31/2011
Audit Fees	$52,500	$50,000
Audit-Related Fees	$0	$0
Tax Fees	$6,390	$6,200
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services that exceed $5,000 for the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The audit committee noted that as indicated in the table below, for the registrant’s prior two fiscal periods, no fees were billed by the registrant’s independent public accountants in connection with non-audit services rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Non-Audit Related Fees	FYE 12/31/2012	FYE 12/31/2011
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)* /s/ John D. Gillespie
 John D. Gillespie, President

Date     March 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John D. Gillespie
 John D. Gillespie, President

Date     March 6, 2013

By (Signature and Title)* /s/ Peter N. Perugini, Jr.
 Peter N. Perugini, Jr., Treasurer

Date     March 6, 2013

* Print the name and title of each signing officer under his or her signature.